Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Valuation allowance increase	$ 4,619,000	$ 2,126,000
U.S. federal net operating loss carryforwards	58,700,000
state net operating loss carryforwards	$ 53,100,000